Dividends of ordinary shares and cumulative distribution of other equity instruments (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Mar. 23, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Proposed cash dividend per share	¥ 0.18		¥ 0.135	¥ 0.1
Total cash dividend	¥ 2,826,000		¥ 2,119,000	¥ 1,570,000
Profit		¥ 2,610,563	1,108,205	1,329,974
Cumulative distribution of other equity instruments		1,436,117	617,662	333,503
Other equity instruments.
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Profit		1,770,469	685,922	342,349
Cumulative distribution of other equity instruments		¥ 1,436,117	¥ 617,662	¥ 333,503